Leases - Finance Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Depreciation and Amortization	$ 135	$ 520
Interest Expense	39	273
Total	$ 174	$ 793